Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Other Current Liabilities
Accrued payroll and related expenses	$ 17,139	$ 26,329
Guarantee deposit received		34,270
Accrued mask, mold fees and other expenses for RD	10,651	14,813
Received in advance from disposal of land	7,383	7,383
Accrued software maintenance	7,215	7,222
Lease liabilities	3,708	4,636
Payable for purchases of building and equipment	3,160	3,102
Allowance for sales discounts	207	552
Provision on onerous inventory contract	138	599
Accrued insurance, welfare expenses, professional fee and others	13,994	10,385
Other current liabilities	$ 63,595	$ 109,291